Changes in accounting policies (Policies)	3 Months Ended
Jan. 31, 2020
Statement [LineItems]
Future accounting policy changes
(b)    Future accounting policy changes
For details on other future accounting policy changes, refer to Note 31 to the consolidated financial statements included in our 2019 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2020.

IFRS16 [Member]
Statement [LineItems]
Current period changes in accounting policies
(a)     Current period changes in accounting policies
IFRS 16 “Leases” (IFRS 16)
CIBC adopted IFRS 16 as at November 1, 2019 in place of prior guidance, IAS 17 “Leases” (IAS 17). For lessees, the new standard required
on-balance
sheet recognition for most leases that were considered operating leases under IAS 17, which resulted in the gross-up
of the balance sheet through the recognition of a
right-of-use
asset and a corresponding liability for the lease component of the future payments. Depreciation expense on the right-of-use
asset and interest expense on the lease liability replaced the operating lease expense. Accounting for leases by lessors remains mostly unchanged from IAS 17; however, intermediate lessors are required to reassess subleases by reference to the right-of-use asset arising from the head lease which
could result in on-balance sheet recognition for certain subleases previously classified as operating subleases. The application of IFRS 16 mainly applied to our office and banking centre leases, as well as certain subleases previously classified as operating subleases.
We applied IFRS 16 using the modified retrospective approach, without restatement of comparative periods. As at November 1, 2019, the adoption of IFRS 16 resulted in the recognition of approximately

$1.7
billion of lease liabilities and
 $1.6 billion of right-of-use assets
. The amount of the right
-of-use
assets rec
ognized was determined
 based on
the amount of the
lease liabilities less the

existing

deferred rent
liabilities
as at Octobe
r
 3
1
, 2019
.
Furthermore
,
 the
reassessment of certain subleases related to a previously recognized finance lease property, a portion of which is rented out and considered investment property, resulted in an increase in net assets as a result of the recognition of additional sublease-related assets, net of the derecognition of amounts related to the corresponding head lease. The after-tax impact to retained earnings as a result of adopting IFRS 16 was an increase of $0.1 billion.
In addition, the following permitted recognition exemptions and practical expedients have been applied:
•
A single discount rate curve has been applied to portfolios of leases with reasonably similar characteristics at the date of application. The weighted average incremental borrowing rate applied on our existing lease portfolio was 2.31%.

•	In contracts where we are the lessee, we have not reassessed contracts that were identified as finance leases under the previous accounting standard (IAS 17).
•	We have elected to exclude leases of assets considered as low value and short-term leases with a remaining term of less than twelve months .
•
We have applied the onerous lease provisions recognized as at October 31, 2019 as an alternative to performing an impairment review of our right-of-use assets as at November 1, 2019. Where an onerous lease provision was recorded on a lease, the right-of-use asset has been reduced by the amount of that provision on transition and no further impairment review was performed.

•
We have elected not to separate lease and non-lease components of a lease contract when calculating the lease liability and corresponding right-of-use asset for certain classes of assets. Non-lease components may consist of, but are not limited to, common area maintenance expenses and utility charges. Other occupancy costs not within the scope of IFRS 16 will continue to be recorded as operating expenses.

The following table reconciles the operating lease commitments as at October 31, 2019 disclosed under IAS 17 to the opening lease liabilities as at the initial date of application, November 1, 2019:

$ millions
Operating lease commitments as at October 31, 2019	$5,547
Less: Operating and tax expenses related to the lease commitments	(2,477)
Less: Impact of future lease commitments not yet commenced (1)	(1,434)
Adjustments as a result of renewal and termination assumptions	306
Impact of discounting	(230)
Lease liability recognized as at November 1, 2019	$1,712
(1)	Mainly related to CIBC Square lease commitments that are expected to commence in the fourth quarter of 2020.
Our revised accounting policies in accordance with this adoption are effective November 1, 2019 and are discussed below.
As a lessee, we recognize a right-of-use asset and a corresponding lease liability based on the present value of future lease payments, less any lease incentives receivable, when the lessor makes the leased asset available for use to CIBC, based on the non-cancellable portion of the lease term, adjusted for any renewal or termination options that are reasonably certain to be exercised. Measurement of the right-of-use asset also includes any initial direct costs of procuring the lease, and any lease payments made or lease incentives received prior to lease commencement. Discount rates are based on the rate implicit in the lease, if determinable, or on CIBC’s incremental borrowing rate. Where a property lease contains both a lease and non-lease component, we have elected not to allocate the consideration in the contract to each of the components. Subsequent to initial measurement, CIBC measures the lease liability at amortized cost using the effective interest rate method, based on the discount rate applied at the time of recognition. The right-of-use asset is measured using the cost model, and amortized on a straight-line basis over the lease term. Right-of-use assets and the corresponding lease liabilities are recognized in Land, buildings and equipment and Other liabilities, respectively, on our consolidated balance sheet.
The right-of-use asset and the corresponding lease liability are remeasured when there is a change in lease term, a change in the assessment of an option to purchase a leased asset, a change in the expected residual value guarantee (if any), or a change in future lease payments due to a change in the index or rate applicable to the payment. Right-of-use assets are tested for impairment as required under IAS 36
 “Impairment of Assets”.
Lease payments for low-value assets, short-term leases and variable leases are systematically recognized in Non-interest expenses based on the nature of the expense.
As an intermediate lessor, we classify a sublease as an operating or finance sublease based on whether substantially all of the risks and rewards related to the underlying right-of-use asset are transferred to the sub-lessee. If classified as a finance sublease, the related right-of-use asset is derecognized and an investment in sublease is recognized, with the difference recognized in the consolidated statement of income as a gain or loss. In measuring the investment in sublease, we apply the head lease discount rate unless the rate implicit in the sublease is determinable. Where a finance sublease includes lease and non-lease components, we allocate the total consideration in the contract to each component based on the standalone prices for each of these components. The investment in sublease is recognized in Other assets on our consolidated balance sheet, and is subsequently measured using the effective interest rate method, with interest income recognized over the term of the sublease. Rental income from operating subleases is recognized on a systematic basis over the lease term.

IFRS9, IAS39 and IFRS7 [Member]
Statement [LineItems]
Current period changes in accounting policies
Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7
In September 2019, the IASB issued “Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7”, which provides relief for specific hedge accounting requirements to address uncertainties in the period before the interest rate benchmark reform, and provides disclosure requirements related to interest rate benchmark reform.
Only the
amendments to IAS 39
“Financial Instruments: Recognition and Measurement” (IAS 39)
and IFRS 7
“Financial Instruments: Disclosures” apply to
us because we elected to continue to apply the hedge accounting requirements of IAS 39 upon the adoption of IFRS 9
 “Financial Instruments” (IFRS 9).
The amendments are effective for annual periods beginning on or after January 1, 2020.
CIBC elected to early adopt the amendments effective November 1, 2019 to prepare for uncertainties that may increase relating to the timing or amount of benchmark-based cash flows of hedged items and hedging instruments. The relief provided in the amendments allows hedge accounting to continue during the period of uncertainty before the replacement of existing interest rate benchmarks with an alternative rate. Significant judgment is involved in identifying the hedge accounting relationships that are directly affected by interest rate benchmark reform as different jurisdictions are transitioning at different stages and may adopt different transition approaches.
The U.K.’s Financial Conduct Authority announced in July 2017 that it would not compel banks to submit LIBOR rates after December 2021. This may cause LIBOR and other current benchmarks to disappear entirely
 or
 perform differently than in the past, create disincentives for market participants to continue to administer and contribute to certain benchmarks, or have other consequences which cannot be predicted. As at November 1, 2019, the notional amount of our derivatives in designated hedge accounting relationships that were indexed to US LIBOR, EURIBOR, and GBP LIBOR, with a maturity date beyond December 31, 2021, was $58 billion. We also continue to monitor benchmark rates in other jurisdictions as they continue to evaluate benchmark reform.
The IASB has commenced discussions related to the second phase of the Interest Rate Benchmark Reform project which addresses issues that might affect financial reporting once an existing rate is replaced with an alternative rate. We will continue to monitor developments in this area.
We previously established an enterprise-wide transition program to assess the impact of interest rate benchmark reform and manage the process to transition to alternative benchmark rates. For details on this program, refer to the “Other regulatory developments” section of management’s discussion and analysis (MD&A).

IFRIC 23 [Member]
Statement [LineItems]
Current period changes in accounting policies
IFRIC 23 “Uncertainty over Income Tax Treatments” (IFRIC 23)
CIBC adopted IFRIC 23 as at November 1, 2019. IFRIC 23 clarifies the accounting for uncertainties in income taxes. There was no impact to our consolidated financial statements and no changes in our accounting policies as a result of adopting IFRIC 23.